Financial income, financial expenses and foreign exchange losses (Tables)	12 Months Ended
Dec. 31, 2025
Detailed Information About Financial Income Financial Expenses And Exchange Gains Or Losses Abstract [Abstract]
Schedule of Detailed Information About Financial Income Financial Expenses And Exchange Gains Or Losses
The following table provides a breakdown for financial income, financial expenses and foreign exchange gains/(losses):

	For the years ended December 31,
(€ thousands)	2025	2024	2023
Financial income
Options - Changes in fair value	25,988	744	14,792
of which Thom Browne option	22,059	—	11,587
of which Dondi option	3,929	744	3,205
Securities	6,930	5,119	8,652
Hedging operations	3,960	4,652	2,968
Interest on financial other assets	1,941	1,935	2,707
Interest on financial receivables/loans	362	636	187
Interest income on interest rate swaps	1,952	3,597	6,767
Other financial income	376	9,345	1,209
Total financial income	41,509	26,028	37,282

Financial expenses
Options - Changes in fair value	—	(3,496)	—
of which Thom Browne option	—	(3,496)	—
Hedging operations	(6,229)	(4,868)	(6,736)
Interest and financial charges for lease liabilities	(26,996)	(23,659)	(17,030)
Warrants - Changes in fair value	—	—	(22,909)
Securities	(1,068)	(1,886)	(4,412)
Interest on bank loans and overdrafts	(11,054)	(15,520)	(13,361)
Interest expenses on interest rate swaps	(1,909)	(492)	(300)
Other financial expenses	(3,215)	(2,074)	(3,373)
Total financial expenses	(50,471)	(51,995)	(68,121)

Foreign exchange gains/(losses)	9,000	(11,338)	(5,262)